Summary of Significant Accounting Policies	3 Months Ended
Apr. 30, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(3) Summary of Significant Accounting Policies

  Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods covered by the financial statements and accompanying notes. In particular, we make estimates with respect to the fair value of multiple elements in revenue recognition, uncollectible accounts receivable, stock-based compensation, income taxes and contingencies. Actual results could differ from those estimates.

  Unaudited Interim Financial Information

        The accompanying Consolidated Balance Sheets at April 30, 2012, the Consolidated Statements of Operations, the Consolidated Statements of Comprehensive Loss and the Consolidated Statements of Cash Flows for the three months ended April 30, 2011 and 2012 and the Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) for the three months ended April 30, 2012 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly our financial position and results of operations and cash flows for the three months ended April 30, 2011 and 2012. The consolidated financial data and the other information disclosed in these notes to the consolidated financial statements related to these three-month periods are unaudited. The results of the three months ended April 30, 2012 are not necessarily indicative of the results to be expected for fiscal 2013 or for any other interim period or other future year.

  Initial Public Offering

        On April 24, 2012, we closed our initial public offering ("IPO") whereby 15,525,000 shares of common stock were sold to the public (inclusive of 2,025,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters and 992,722 shares of common stock sold by selling stockholders). The public offering price of the shares sold in the offering was $17.00 per share. We did not receive any proceeds from the sales of shares by the selling stockholders. The total gross proceeds from the offering were $247.2 million. After deducting underwriting discounts and commissions and offering expenses payable by us, the aggregate net proceeds received totaled approximately $225.5 million, net of $1.0 million of unpaid offering costs, which are expected to be paid by the end of our second fiscal quarter. Upon the closing of the IPO, all shares of our outstanding convertible preferred stock automatically converted into 56,930,194 shares of common stock, and outstanding warrants to purchase convertible preferred stock automatically converted into warrants to purchase 469,557 shares of common stock. At April 30, 2012, we had 95,619,042 shares of common stock issued and outstanding.

  Foreign Currency Transactions

        For the three years ended January 31, 2011, international sales were primarily sourced in their respective countries and were denominated in U.S. dollars. We determined that for transactions during this period, the functional currency was the U.S. dollar. Accordingly, monetary balance sheet accounts were remeasured using the current exchange rate in effect at the balance sheet date and non-monetary items were remeasured at the historical exchange rate. Expenses were remeasured at the average exchange rates for the period. Foreign currency remeasurement and transaction gains and losses are included in Other Income (Expense), Net and were not material for the three years ended January 31, 2011. During fiscal 2012, in connection with the creation of foreign subsidiaries in Germany, Singapore, the United Kingdom and Hong Kong, we determined the functional currency of each of these foreign subsidiaries is the respective local currency. Assets and liabilities of these subsidiaries are translated at the exchange rate in effect at each period-end. Income statement amounts are translated at the average rate of exchange prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included in Accumulated other comprehensive income (loss) within stockholders' equity (deficit).

  Revenue Recognition

        We generate revenues primarily in the form of software license fees and related maintenance and services fees. License fees include perpetual license fees, term license fees and royalties. Maintenance and services primarily consist of fees for maintenance services (including support and unspecified upgrades and enhancements when and if they are available), training and professional services that are not essential to functionality.

        We recognize revenues when all of the following conditions are met:

  >
  there is persuasive evidence of an arrangement;

  >
  the software or services have been delivered to the customer;

  >
  the amount of fees to be paid by the customer is fixed or determinable; and

  >
  the collection of the related fees is probable.

        Signed agreements are used as evidence of an arrangement. If a contract signed by the customer does not exist, we have used a purchase order as evidence of an arrangement. In cases where both a signed contract and a purchase order exist, we consider the signed contract to be the final persuasive evidence of an arrangement. Electronic delivery occurs when we provide the customer with access to the software via a license key. We assess whether a fee is fixed or determinable at the outset of the arrangement, primarily based on the payment terms associated with the transaction. We do not generally offer extended payment terms with typical terms of payment due between 30 and 60 days from delivery of software. We assess collectibility of the fee based on a number of factors such as collection history and creditworthiness of the customer. If we determine that collectibility is not probable, revenue is deferred until collectibility becomes probable, generally upon receipt of cash.

        When contracts contain multiple elements wherein vendor specific objective evidence ("VSOE") exists for all undelivered elements and the services, if any, are not essential to the functionality of the delivered elements, we account for the delivered elements in accordance with the "Residual Method." Perpetual license arrangements are typically accompanied by maintenance agreements. Maintenance revenues consist of fees for providing software updates on a when and if available basis and technical support for software products ("post-contract support" or "PCS") for an initial term. Maintenance revenues are recognized ratably over the term of the agreement. We have established fair value for maintenance on perpetual licenses due to consistently priced standalone sales of maintenance. Revenues related to term license fees are recognized ratably over the contract term beginning on the date the customer has access to the software license key and continuing through the end of the contract term. In these cases we do not have VSOE of fair value for maintenance as fees for support and maintenance are bundled with the license over the entire term of the contract.

        License arrangements may also include professional services and training services, which are typically delivered early in the contract term. In determining whether professional services revenues should be accounted for separately from license revenues, we evaluate whether the professional services are considered essential to the functionality of the software using factors such as the nature of our software products; whether they are ready for use by the customer upon receipt; the nature of our implementation services, which typically do not involve significant customization to or development of the underlying software code; the availability of services from other vendors; whether the timing of payments for license revenues is coincident with performance of services; and whether milestones or acceptance criteria exist that affect the realizability of the software license fee. Substantially all of our professional services arrangements are billed on a time and materials basis and, accordingly, are recognized as the services are performed. Training revenues are recognized as training services are delivered. VSOE of fair value of professional and training services is based upon stand-alone sales of those services. Payments received in advance of services performed are deferred and recognized when the related services are performed.

        We are unable to establish VSOE of fair value for all undelivered elements in certain arrangements that include term licenses, maintenance and services, due to the lack of VSOE for maintenance bundled with the term license. In these instances, all revenue is recognized ratably over the period that the services are expected to be performed. In arrangements where the expected service periods of maintenance services and professional or training services differ, we recognize all revenue over the longer of the expected service periods, which is generally the maintenance period.

        We do not offer credits or refunds and therefore have not recorded any sales return allowance for any of the periods presented. Upon a periodic review of outstanding accounts receivable, amounts that are deemed to be uncollectible are written off against the allowance for doubtful accounts. Our policy is to record revenues net of any applicable sales, use or excise taxes.

        We recognize revenues from the indirect sales channel upon sell-through by the partner or distributor. A sell-through is determined when we receive an order form from a reseller for a specific end-user sale. We do not offer right of return, product rotation or price protection to any of our channel partners. We also have licensing arrangements with OEM and MSP customers for which royalty fees are generally recognized as revenue upon receipt of reports of units shipped or usage levels, respectively.

        In our consolidated statements of operations, revenues are categorized as license or maintenance and services revenues. We allocate revenues from arrangements containing multiple elements to each of these categories based on the VSOE of fair value for elements in each revenue arrangement and the application of the residual method for arrangements in which we have established VSOE of fair value for all undelivered elements. In arrangements where we are not able to establish VSOE of fair value for all undelivered elements, we first allocate revenues to any undelivered elements for which VSOE of fair value has been established, then allocate revenues to any undelivered elements for which VSOE of fair value has not been established based upon management's best estimate of fair value of those undelivered elements and apply a residual method to determine the license fee. Management's best estimate of fair value of undelivered elements for which VSOE of fair value has not been established is based upon the VSOE of similar offerings and other objective criteria.

  Cash and Cash Equivalents and Restricted Cash

        We consider all highly liquid instruments with original or remaining maturities of 90 days or less at the date of purchase to be cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value. We do not hold or issue financial instruments for trading purposes. As of January 31, 2011 and 2012 and April 30, 2012, $13.1 million, $19.5 million and $249.9 million, respectively, of cash and cash equivalents were invested in money market funds.

        Pursuant to the office lease agreement entered into in March 2008, we were originally required to maintain a minimum of $1.3 million in a letter of credit to the landlord for the security of the lease agreement. This amount is scheduled to be reduced over the term of the lease in accordance with the terms of the office lease agreement. At January 31, 2011 and 2012, we had $0.8 million and $0.6 million, respectively, and at April 30, 2012 we had $0.6 million of restricted cash satisfying the required amounts, which is held in a money market account. At January 31, 2011 and 2012 and April 30, 2012, the current portion was $0.2 million, $0.1 million and $0.1 million and the noncurrent portion was $0.6 million, $0.5 million and $0.5 million, which amounts were included on the consolidated balance sheet in Prepaid expenses and other current assets and Other assets, respectively.

  Concentration of Risk

        Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. We maintain the majority of our cash balance at one financial institution that management believes is a high-credit, quality financial institution and invest our cash equivalents in highly rated money market funds.

        At January 31, 2011, there was one customer that represented approximately 11% of total accounts receivable. At January 31, 2012, there was one customer that represented approximately 17% of total accounts receivable. At April 30, 2012, there were no customers that individually represented greater than 10% of total accounts receivable.

        Our accounts receivable is subject to collection risks. Our gross accounts receivable is reduced for this risk by an allowance for doubtful accounts. This allowance is for estimated losses resulting from the inability of our customers to make required payments. It is an estimate and is regularly evaluated for adequacy by taking into consideration a combination of factors. We look at factors such as past collection experience, credit quality of the customer, age of the receivable balance, and current economic conditions. These factors are reviewed to determine whether an allowance for bad debts should be recorded to reduce the receivable balance to the amount believed to be collectible.

  Fair Value of Financial Instruments

        The carrying amounts of certain of our financial instruments including cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate fair value due to their short-term maturities. Based on borrowing rates currently available to us for financing obligations with similar terms and considering our credit risks, the carrying value of the financing obligation approximates fair value.

        Assets and liabilities recorded at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels which are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

Level 1—Observable inputs, such as quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

        Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability. Our convertible preferred stock warrant liability is classified within Level 3 of the fair value hierarchy.

  Impairment of Long-Lived Assets

        We evaluate the recoverability of our long-lived assets including amortizable intangible and tangible assets in accordance with authoritative guidance on accounting for the impairment or disposal of long-lived assets. Acquired intangible assets are amortized over their useful lives. We evaluate long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable. We recognize such impairment in the event the net book value of such assets exceeds their fair value. If the fair value of the long-lived assets exceeds the carrying value of the net assets assigned, then the assets are not impaired and no further testing is performed. If the carrying value of the net assets assigned exceeds the fair value of the assets, then we must perform the second step of the impairment test in order to determine the implied fair value. No impairment of long-lived assets has occurred in the fiscal and interim periods presented.

  Deferred Offering Costs

        Deferred offering costs, consisting of legal, accounting and other fees and costs relating to the initial public offering, are capitalized. The deferred offering costs were offset against our initial public offering proceeds upon the closing of our initial public offering. There were $0 and $2.0 million capitalized as of January 31, 2011 and 2012, respectively.

  Property and Equipment

        Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets ranging from generally three to five years. Leasehold improvements are amortized over the shorter of the estimated useful life or the remaining lease term. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in the Consolidated Statements of Operations. Maintenance and repairs that do not improve or extend the lives of the respective assets are charged to expense in the period incurred.

        The following table presents the estimated useful lives of our property and equipment:

Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the useful life of the asset or the lease term

  Capitalized Software Development Costs

        Capitalization of software development costs for software to be sold, leased, or otherwise marketed begins upon the establishment of technological feasibility, which is generally the completion of a working prototype that has been certified as having no critical bugs and is a release candidate. Amortization begins once the software is ready for its intended use, generally based on the pattern in which the economic benefits will be consumed. We did not capitalize any internal software development costs for fiscal 2010, 2011 and 2012 because the cost incurred and the time between technological feasibility and product release was insignificant. We capitalized purchased technology of $0.5 million in December 2010, which is included in Other Assets on the Consolidated Balance Sheets and is being amortized to Cost of License Revenue in the Consolidated Statements of Operations over an 18 month period. For fiscal 2010, 2011 and 2012, total amortization expense was $0, $48,000 and $334,000, respectively. For the three months ended April 30, 2011 and 2012, total amortization expense was $83,000 and $83,000, respectively.

        Costs related to software acquired, developed or modified solely to meet our internal requirements, with no substantive plans to market such software at the time of development, are capitalized. Costs incurred during the preliminary planning and evaluation stage of the project and during post implementation operational stage are expensed as incurred. Costs incurred during the application development stage of the project are capitalized. We define the design, configuration, and coding process as the application development stage. For fiscal 2012, we capitalized $1.6 million of costs related to computer software developed for internal use, which is included in Property and Equipment on the Consolidated Balance Sheets. During the three months ended April 30, 2011 and 2012, we capitalized $225,000 and $584,000, respectively. At April 30, 2012, depreciation of the capitalized software has not commenced as it has not been made available for its intended use.

  Commissions

        Commissions are recorded as a component of sales and marketing expenses and consist of the variable compensation paid to our sales force. Sales commissions are earned and recorded at the time that a customer has entered into a binding purchase agreement. Commissions paid to sales personnel are recoverable only in the case that we cannot collect the invoiced amounts associated with a sales order. Commission expense was $5.5 million, $9.9 million and $22.3 million for fiscal 2010, 2011 and 2012, respectively and $2.9 million and $4.9 million for the three months ended April 30, 2011 and 2012 respectively.

  Leases

        We lease our facilities under operating leases. For leases that contain rent escalation or rent concession provisions, we record the total rent expense during the lease term on a straight-line basis over the term of the lease. We record the difference between the rent paid and the straight-line rent expense as a current and non-current deferred rent liability in Accrued expenses and other liabilities and Other liabilities, non-current, respectively in the accompanying Consolidated Balance Sheets. Rent expense was $1.6 million, $1.6 million and $2.6 million during fiscal 2010, 2011 and 2012, respectively and $0.5 million and $0.8 million for the three months ended April 30, 2011 and 2012, respectively.

  Advertising Expense

        We expense advertising costs as incurred. We incurred $1.3 million, $2.0 million and $3.7 million in advertising expenses for fiscal 2010, 2011 and 2012, respectively and $0.7 million and $1.1 million for the three months ended April 30, 2011 and 2012, respectively. Advertising costs are recorded in Sales and marketing expenses within the accompanying Consolidated Statements of Operations.

  Stock-Based Compensation

        The fair value of stock options granted is recognized as compensation expense in the Consolidated Statements of Operations over the related vesting periods. The expense recorded is based on awards ultimately expected to vest and therefore is reduced by estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. We calculate the fair value of options using the Black-Scholes method and expense using the straight-line attribution approach.

        We account for equity awards issued to non-employees, such as consultants, in accordance with the guidance relating to equity instruments that are issued to other than employees for acquiring, or in conjunction with selling, goods or services, using the Black-Scholes method to determine the fair value of such instruments. Awards granted to non-employees are remeasured over the vesting period, and the resulting value is recorded as an expense over the period the services are received.

  Segments

        We operate our business as one operating segment: the development and marketing of a software platform that enables our customers to gain real-time operational intelligence by harnessing the value of their data. Our chief operating decision maker is our Chief Executive Officer, who reviews financial information presented on a consolidated basis for purposes of making operating decisions, assessing financial performance and allocating resources. Substantially all of our long-lived assets are located in the United States.

  Income Taxes

        Income taxes are accounted for under the asset and liability method in accordance with authoritative guidance for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying accounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We adopted the provisions of ASC 740-10, Accounting for Uncertainty in Income Taxes, on February 1, 2009. There was no impact upon adoption of ASC 740-10 as our liability recognized under previous accounting guidance was consistent with that required under the new guidance. We have adopted the accounting policy that interest expense and penalties relating to income tax positions are classified within the provision for income taxes.

  Recent Accounting Pronouncements

        On June 16, 2011, the FASB issued new authoritative guidance on comprehensive income (loss) that eliminates the option to present the components of other comprehensive income (loss) as part of the statement of shareholders' equity. Instead, we must report comprehensive income (loss) in either a single continuous statement of comprehensive income (loss) which contains two sections, net income and other comprehensive income (loss), or in two separate but consecutive statements. We adopted this authoritative guidance in our first fiscal quarter ended April 30, 2012 by including a new separate consolidated statement of comprehensive loss and have provided retroactive application of the presentation requirements for the fiscal 2010, 2011 and 2012 consolidated financial statements included herein.